Employee Benefits - Summary of Plan Assets of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Plan Assets [Line Items]
Total Plan Assets of Defined Contribution Plans	₱ 314	₱ 251	₱ 238
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	3,794	3,728
Employee’s share, forfeitures and mandatory reserve account	635	866
Total Plan Assets of Defined Contribution Plans	3,159	2,862
Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	2,902	3,567
Smart and Subsidiaries [Member] | Current Financial Assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	892	161
Smart and Subsidiaries [Member] | Current Financial Assets [member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	891	153
Smart and Subsidiaries [Member] | Current Financial Assets [member] | Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1	8
Domestic Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	1,854	1,721
International Fixed Income Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans		361
International Equities Investment [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	550	557
International Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	550	557
Domestic Equities Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	333	555
Philippine Foreign Currency Bonds Investment [Member] | Smart and Subsidiaries [Member] | Non-current financial assets [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	165	373
Defined Benefit Plan Assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	12,941	12,049
Current Financial Assets	507	400
Plan Assets of Defined Benefit Pension Plans	13,539	12,534
Defined Benefit Plan Assets [Member] | Parent [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	13,448	12,449
Defined Benefit Plan Assets [Member] | Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Plan Assets of Defined Benefit Pension Plans	91	85
Defined Benefit Plan Assets [Member] | Unlisted equity investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	10,707	9,372
Defined Benefit Plan Assets [Member] | Shares of stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	2,066	2,510
Defined Benefit Plan Assets [Member] | Corporate Bonds [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	133	111
Defined Benefit Plan Assets [Member] | Government Securities [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	31	22
Defined Benefit Plan Assets [Member] | Mutual Funds [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets	4	30
Defined Benefit Plan Assets [Member] | Investment Property [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Noncurrent Financial Assets		4
Defined Benefit Plan Assets [Member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	499	396
Defined Benefit Plan Assets [Member] | Receivables [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Current Financial Assets	₱ 8	₱ 4